                        SUPPLEMENT TO THE PROSPECTUS OF
                            TCW GALILEO FUNDS, INC.
                              DATED JUNE 15, 1998



     The subsection entitled "Portfolio Managers" pertaining to the Convertible Securities Fund on page 64 is hereby amended by adding the following individual:

     Thomas D. Lyon      Managing Director, the Adviser, TCW Asset Management
                         Company and Trust Company of the West since November,
                         1997. Previously he was Vice President-Portfolio
                         Management with Transamerica Investment Services.

     The subsection entitled "Portfolio Managers" pertaining to the Asia Pacific Equities Fund on page 67 is hereby amended by adding the following individual:

     Michael B. Lai      Senior Vice President, the Adviser, TCW Asset
                         Management Company, TCW Asia Limited and Trust Company of the West. Previously he was an Associate Director with BZW Investment Management Hong Kong (August 1994 to June 1997) and a Fund Manager with Lehman Brothers
                         Global Asset Management.



July 31, 1998

            SUPPLEMENT TO THE STATEMENT OF ADDITIONAL INFORMATION OF
                            TCW GALILEO FUNDS, INC.
                              DATED JUNE 15, 1998



     The section titled "Investment Restrictions" beginning on page B-23 is hereby amended to delete investment restriction number 12 which provided that no
                  ------
Fund will purchase, write or sell puts, calls, straddles, spreads or combinations thereof, except that each Fund may (a) purchase put and call options if the aggregate premiums paid on all such options which are held by the Fund at any time do not exceed 20% of the Fund's total assets, and (b) write covered put and call options if the aggregate value of the securities underlying the calls, the obligations underlying the puts, or the futures contracts underlying options on futures determined as of the date the options are sold does not exceed 25% of the Fund's total assets.



July 31, 1998